Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Professional service fees		¥ 16,490	¥ 31,899
Refund liability		7,703	6,632
Accrued expenses		789	544
Payables to third-party financial institutions	[1]
Others		777	1,813
Total		¥ 25,759	¥ 40,888

[1]	The Group entered into factoring agreements with third-party financial institutions in 2020 whereby the financial institutions would settle the Group’s accounts payable directly after the Group factored its accounts receivable with recourse to these financial institutions. The Group’s consolidated statements of cash flows has reflected an operating cash outflow in changes in “Accrued expenses and other current liabilities” and financing cash inflow related to this affected accounts payable balance in “Cash receipt of the debt proceeds”. A financing cash outflow was reflected upon payment to the financial institutions and settlement of the obligation in “Cash payment of the debt proceeds”. As of December 31, 2021, the Group has fully settled this payables to the financial institutions.